Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment	Property and equipment consist of the following:
	As of December 31,
	2023	2024
Cost:
Office equipment	8,626	8,704
Less: Accumulated depreciation	(8,122)	(8,120)
Property and equipment, net	504	584

Summary of Depreciation Expense

Depreciation expense recognized for the years ended December 31, 2022, 2023 and 2024 are summarized as follows:

	Year ended December 31,
	2022	2023	2024
Cost of revenues	534	358	-
Research and development expenses	1202	525	-
Sales and marketing expenses	249	415	-
General and administrative expenses	339	3,047	65
Total	2,324	4,345	65